Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Provision for (benefit of) income taxes	$ 0	$ 0
Operating loss carryforwards	8,954,020		$ 8,163,281
Limitation on operating loss carryforwards, period			20 years
Operating loss carryforwards incurred	2,186,513
Decrease in deferred tax asset	$ 1,237,729